Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 158,197	$ 214,946
Yichun Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable		112,608
Wanzai Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable		23,043
Xinyu Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable		65,352
Quanzhou Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable		5,919
Yulin Jiuzi New Energy Automobile Co., Ltd [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	15,055	8,024
Zhejiang Jiuzi New Energy Network Technology Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	38,267
Jiuzi Haoche (Hangzhou) Automobile Service Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 104,875